Report for the Quarter Ended:  September 30, 2000

Institutional Investment Manager Filing this Report:

Name:     Elliott and Associates
Address:  230 Fountain Square
          Bloomington, IN  47404

13F File Number 028-04845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:  Julie Higgins
Title:  Vice President
Phone:  812-332-5259
Signature, Place, and Date of Signing:

Julie Higgins, Bloomington, In, October 24, 2000

Report Type:  13F Holdings Report


                             				 Current	  Current Value
Symbol	Description	CUSIP	Quantity	 Price	  In Thousands
ANF	Abercrombie & Fitch Co. -------		"49,100"	19.063	936
AES	AES Corporation	00130H105	"54,000"	68.5	3699
ALL	Allstate Corporation	020002-00-1	"28,626"	34.75	995
ABMI	"American Biomed, Inc."	02461T104	"10,000"	0.004	0
AHP	American Home Products	26609107	"28,391"	56.563	1606
AOL	"American Online, Inc."	02364J-10-4	"13,400"	53.75	720
AAPL	"Apple Computer, Inc."	37833100	"32,600"	25.75	839
AMAT	"Applied Materials, Inc."	38222105	"63,000"	59.313	3737
AWE	AT&T Wireless Group	1957406	"62,900"	20.875	1313
ONE	Banc One Corp Ohio	64234103	"26,686"	38.625	1031
BK	Bank of New York	64057102	"39,366"	56.063	2207
BSC	Bear Stearns Co. Inc.	73902108	"21,737"	63.125	1372
BOW	"Bowater, Inc."	--------	"14,600"	46.438	678
BP	BP Amoco PLD ADR	55622104	"184,759"	53	9792
BMY	Bristol Myers Squibb Co	110122108	"21,160"	57.125	1209
BR	Burlington Resources--------		"14,500"	36.813	534
CDPRI	Cendant Corp. In. Prides	151313301	"27,750"	16.375	454
CD	Cendant Corporation	126545102	"161,764"	10.875	1759
CMB	Chase Manhattan	16161A108	"21,525"	46.188	994
CHV	Chevron Corporation	166751107	"4,000"	85.25	341
C	Citigroup	173034430	"30,724"	54.063	1661
CZN	Citizens Utilities Co.	177342201	"10,149"	13.4375	136
CL	Colgate-Palmolive	194162103	"18,700"	47.2	883
CPQ	Compaq Computer	204493100	"77,566"	27.58	2139
DHR	Danaher Corporation	----------	"35,000"	49.75	1741
DRE	Duke Realty Investments	264411505	"65,610"	24.125	1583
DD	duPont deNemours	263534109	"6,560"	40.875	268
ELN	Elan Corp PLC ADR	284131208	"90,299"	54.75	4944
LLY	Eli Lilly & Co.	532457108	"86,287.00"	81.125	7000
XOM	Exxon Mobile Corp.	302290101	"22,250.46"	89.105	1983
FNM	Fannie Mae	313586109	"53,000"	71.5	3790
FMER	First Merit Corporation ---------		"25,905"	22.938	594
FTU	First Union Corp	--------	"7,304.46"	32.188	235
FSR	Firstar Corp.	-------	"28,482"	22.375	637
FOX	Fox Entertainment Group	35138T107	"39,200"	26.5	1039
FRE	Freddie Mac	313400301	"50,400"	54.063	2725
GCI	Gannett Company Inc.	364730101	"4,300"	53	228
GPS	Gap Inc.	364760108	"23,200"	20.06	465
GD	General Dynamics Corp.	35-1811149	"44,668"	62.813	2806
GE	General Electric	369604103	"49,900"	57.688	2879
GILTF	Gilat Satellite Networks	M51474-10-0	"17,600"	76.875	1353
GLDB	"Gold Banc Corp, Inc."	---------	"124,799"	5.125	640
GRP	"Grant Prideco, Inc."	----------	"20,700"	21.938	454
GDT	Guidant Corporation	401698105	"13,900"	70.688	983
HAL	Halliburton Company	406216101	"8,000"	48.938	392
HMA	Health Management Assoc.	421933-10-2	"229,336"	20.813	4773
HGT	Hugoton Royalty Trust	444717102	"16,000"	15.688	251
INF	Infinity Broadcasting	45662S102	"42,300"	33	1396
IBM	Intl Business Machines	459200101	"36,781"	112.5	4138
KMB	Kimberly-Clark Corp.	494368103	"14,300"	55.813	798
KR	Kroger Company	501044101	"30,300"	22.563	684
LNC	Lincoln National Corp	534187109	"49,600"	48.125	2387
LU	Lucent Technologies	549463107	"8,359.00"	30.5	255
MAS	Masco Corporation	574599106	"22,000"	18.625	410
MCN	MCN Corporation	55267J100	"14,858"	25.645	381
MDT	Medtronic Inc	585055106	"45,200"	51.813	2342
MRK	Merck and Company Inc.	589331107	"61,630"	74.438	4588
MER	Merrill Lynch	590188108	"48,066"	66	3172
MTG	MGIC Invt Corp Wis	552848103	"13,400"	61.125	819
MSFT	Microsoft Corporation	594918104	"6,900"	60.313	416
NBR	"Nabors Industries, Inc."	629568106	"7,900"	52.4	414
NETA	Network Associates Inc.	640938106	"70,325"	22.625	1591
NXTL	Nextel Communication	05332v103	"21,200"	46.75	991
NBL	Noble Affiliates Inc.	654894104	"5,800"	37.125	215
NOK	Nokia Corporation	22571407	"50,000"	39.813	1991
NT	Nortel Networks Corp	656569100	"48,231"	59.563	2873
ORCL	Oracle Corp	68389X105	"85,150"	78.75	6706
PFE	Pfizer Inc.	717081103	"154,301"	44.938	6934
PHA	Pharmacia Corp.	611662107	"36,200"	60.188	2179
Q	Qwest Comm. Intl. Inc.	749121109	"48,954"	48.063	2353
REP	Repsol S A ADR	76026T205	"83,450"	18.313	1528
RD	Royal Dutch Petroleum	780257804	"12,400"	59.938	743
SBC	SBC Communications	845333103	"14,569"	50	728
SLB	Schlumberger Ltd.	806857108	"6,400"	82.313	527
SPG	"Simon Property Group, Inc"	828806109	"18,500"	23.438	434
SLI	"SLI, Inc."	78442T108	"84,250"	7.313	616
MARY	St. Mary's Land & Exp.	792228108	"14,320"	23.0625	330
SPLS	Staples	855030102	"109,575"	14.188	1555
HOT	Starwood Hotels & Resort	85590A203	"8,900"	31.125	277
SZA	Suiza Foods Corporation--------		"64,867"	50.688	3288
SUNW	Sun Microsystems Inc	866810104	"75,333"	116.75	8795
TLAB	"Tellabs, Inc."	879664100	"36,500"	47.75	1743
TXN	Texas Instruments	882508-10-4	"122,900"	47.188	5799
TWX	Time Warner Inc	887315109	"39,000"	78.25	3052
TYC	Tyco Internat'l LTD New	902124106	"70,560"	51.875	3660
URI	United Rentals Inc.	911363109	"64,900"	24.125	1566
UTX	United Technologies Corp.	913017109	"38,110"	69.25	2639
UCL	Unocal Corp.	915289102	"63,600"	35.438	2254
WMT	Wal Mart Stores	931142103	"77,800"	48.125	3744
DIS	Walt Disney Company	254687106	"37,450"	38.25	1432
WFT	Weatherford International	268939105	"22,700"	43	976
WMB	"William Companies, Inc."	969457-10-0	"44,000"	42.25	1859
WCOM	WorldCom Inc.	98155K102	"100,050"	30.375	3039
ZIXI	Zixit Corporation	98974P100	"45,700"	30.5	1394
	Total Market value in thousands:			180808